Fair Value Measurements - Schedule of Level 3 Fair Value Measurements for the Embedded Derivatives (Details) - Level 3	Jun. 30, 2025	Dec. 06, 2024
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset
Embedded Derivative Liability
Conversion price
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset		10
Embedded Derivative Liability
Share price
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset		9.88
Embedded Derivative Liability	0.49	9.88
Volatility
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset		28
Embedded Derivative Liability	96	29
Probability of default
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset		41
Embedded Derivative Liability
Risk-free rate
FAIR VALUE MEASUREMENTS
Equity Facility Derivative Asset		4.08
Embedded Derivative Liability		4.23